Organization	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION

1. ORGANIZATION

Nature of Operations

SoundHound, Inc. (“SoundHound” or the “Company”) was incorporated in Delaware on September 2, 2005 and is headquartered in Santa Clara, California.

SoundHound turns sound into understanding and actionable meaning. SoundHound’s technology applications enable humans to interact with the things around them in the same way they interact with each other: by speaking naturally to mobile phones, cars, televisions, music speakers, coffee machines, and every other part of the emerging “connected” world. The conversation voice AI platform is called “Houndify”, where product creators can develop their own voice interfaces with their customers. Hound is primarily used as a prototyping tool to demonstrate what Houndify can deliver. Products and services built on the Houndify platform are referred to as Houndified Products and Houndified Services. The SoundHound music app allows customers to identify and play songs by singing or humming into the smartphone’s microphone, or by identifying the sound playing in the background from external sources.

Going Concern

Since inception, the Company has generated recurring losses as well as negative operating cash flows, which has resulted in a net loss of $25,103 for the three-month period ended March 31, 2022. As of March 31, 2022, the Company has an accumulated deficit of $411,832. Management expects to continue to incur additional substantial losses in the foreseeable future as a result of research and development activities. The Company has funded its operations primarily through equity or debt financings.

The Company plans to continue funding its operations and capital funding needs through a combination of private equity offerings, debt financing, revenue and other sources. Total cash and cash equivalents on hand as of March 31, 2022 was $8,211. The Company’s condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reviewed the relevant conditions and events surrounding its ability to continue as a going concern including among others: historical losses, projected future results, including the effects of COVID-19, cash requirements for the upcoming year, funding capacity, net working capital, total stockholders’ deficit and future access to capital.

On April 26, 2022, the Company and Archimedes Tech SPAC Partners Co. (“ATSP”) completed a merger resulting in the reverse recapitalization of the Company (the “Business Combination”) and the Company received aggregate gross proceeds of $5,357 held in trust by ATSP (following satisfaction of redemptions by public stockholders), and $113,000 in aggregate gross proceeds from PIPE investors. The Company received $93,064 in net proceeds after the reduction of $25,293 in transaction related expenses. Management believes the Company’s sources of liquidity will be sufficient to fund the Company’s planned operations and existing obligations within one year after the date that the consolidated financial statements are issued.

Other Risk and Uncertainties

During the two-year period ended December 31, 2021, and through March 31, 2022, the Company continued to experience the results of the worldwide COVID-19 pandemic. The COVID-19 outbreak in the United States has caused business disruption through mandated and voluntary closings of businesses and shelter in place orders. In response, the U.S. Government enacted the CARES Act, which includes significant provisions to provide relief and assistance to affected organizations. While the disruption is currently expected to be temporary, there is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent COVID-19 variants, and the ultimate impact of the CARES Act and other government initiatives.

The COVID-19 pandemic and its resulting economic and other effects could result in significant adverse effects on our customers’ cash flow and their ability to manufacture, distribute, and sell products incorporating our voice-enabling technologies. This in turn may cause customers to be less able to pay invoices for royalties, licensing fees and usage fees, or may result in a reduction in the royalties, licensing fees and usage fees that the Company earns which are often based on the number of units sold or distributed by customers. This reduction could cause adverse effects on the business, results of operations, financial condition, cash flows and ability to raise operating capital. In addition, any depression or recession resulting from the COVID-19 pandemic may adversely change consumer behavior and demand, including products sold by customers, which may result in a significant reduction in our revenue, results of operations and financial condition. To date, this matter has not negatively impacted the Company. However, the financial impact and duration cannot be reasonably estimated at this time.

Additionally, U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Russia and Ukraine. On February 24, 2022, a full-scale military invasion of Ukraine by Russian troops was reported. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. We are continuing to monitor the situation in Ukraine and globally and assessing its potential impact on our business. The recent military conflict in Ukraine has led to sanctions and other penalties being levied by the United States, European Union and other countries against Russia. Additional potential sanctions and penalties have also been proposed and/or threatened. Russian military actions and the resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets, potentially making it more difficult for us to obtain additional funds. Although our business has not been materially impacted by the ongoing military conflict between Russian and Ukraine to date, it is impossible to predict the extent to which our operations, or those of our customers’ suppliers and manufacturers, will be impacted in the short and long term, or the ways in which the conflict may impact our business. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.